WARRANTS ON CONVERTIBLE NOTES (Tables)	12 Months Ended
Dec. 31, 2019
WARRANTS ON CONVERTIBLE NOTES
Schedule of warrants exercisable at any time after commitment date to purchase shares of the Group's ADS

The warrants are exercisable at any time after the commitment date to purchase up to 4,778,846 shares of the Group’s ADS as follows:

Warrants	Principal Amount		Exercise Price
Tranche I	US$	5,000,000	US$	1.50
Tranche A	US$	2,750,000	US$	2.60
Tranche B	US$	1,650,000	US$	5.20
Tranche C	US$	550,000	US$	7.80

Schedule of assumptions used in Black-Scholes option pricing model for warrants

Warrants	Tranche I
Risk-free interest rate	1.59%
Expected volatility of common stock	93.67%
Dividend yield	0.00
Expected life of warrants	0.9	years